Related party transactions (Tables)	6 Months Ended
Sep. 30, 2018
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2018	2017
	€m	€m
Sales of goods and services to associates	9	14
Purchase of goods and services from associates	1	1
Sales of goods and services to joint arrangements	106	10
Purchase of goods and services from joint arrangements	94	102
Net interest income receivable from joint arrangements	49	60

	30 September	31 March
	2018	2018
	€m	€m
Trade balances owed:
by associates	5	4
to associates	1	2
by joint arrangements	164	107
to joint arrangements	35	28
Other balances owed by joint arrangements	1,366	1,328
Other balances owed to joint arrangements	160	150